Consolidated Statements of Stockholders’ Equity (CAD)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2008	229,412,230	29,272,005	(227,746,124)	30,938,111
Balance (in Shares) at Dec. 31, 2008	10,324,735
Stock-based compensation		265,685		265,685
Issuance of common shares pursuant to exercise of options	14,527	(6,641)		7,886
Issuance of common shares pursuant to exercise of options (in Shares)	3,852
Net loss			(8,749,157)	(8,749,157)
Balance at Dec. 31, 2009	229,426,757	29,531,049	(236,495,281)	22,462,525
Balance (in Shares) at Dec. 31, 2009	10,328,587
Stock-based compensation		650,620		650,620
Issuance of common shares pursuant to exercise of options	64,772	(29,859)		34,913
Issuance of common shares pursuant to exercise of options (in Shares)	10,115
Net loss			(12,415,480)	(12,415,480)
Balance at Dec. 31, 2010	229,491,529	30,151,810	(248,910,761)	10,732,578
Balance (in Shares) at Dec. 31, 2010	10,338,702
Stock-based compensation		626,119		626,119
Issuance of common shares pursuant to exercise of options	126,886	(116,225)		10,661
Issuance of common shares pursuant to exercise of options (in Shares)	20,033
Issuance of common shares in conjunction with the public offering, net of issuance costs of $475,568 and net of initial fair value of warrants of $742,809	3,882,838			3,882,838
Issuance of common shares in conjunction with the public offering, net of issuance costs of $475,568 and net of initial fair value of warrants of $742,809 (in Shares)	1,789,900
Net loss			(9,936,926)	(9,936,926)
Balance at Dec. 31, 2011	233,501,253	30,661,704	(258,847,687)	5,315,270
Balance (in Shares) at Dec. 31, 2011	12,148,635